Employee Benefit Plans and Defined Benefit Pension Plans - Component of net periodic pension expense (Details) - Mafco Worldwide & Merisant $ in Millions	Dec. 31, 2019 USD ($)
Amount not yet been recognized as a component of net periodic pension expense
Net actuarial loss	$ 9.3
Total	$ 9.3